Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation assumptions

Options	Exercise Price	Expected Life	Volatility	Risk Free Interest Rate
2,250,000	$0.06	5.5 years	161.7%	4.1%

On August 24, 2022, the Company granted 730,000 options pursuant to the terms of the Company’s Stock Option Plan. The Black Scholes option pricing model was used to estimate the aggregate fair value of the August 2022 options of $43,456 as stock-based compensation with the following inputs:

Options	Exercise Price	Expected Life	Volatility	Risk Free Interest Rate
730,000	$0.06	5.5 years	177.9%	3.2%

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	0	$0.00	0	$0
Exercised	0	0	0	0
Issued	2,000,000	0.09	4.2	0
Canceled	0	0	0	0
Balance at December 31, 2021	2,000,000	0.09	4.2	80,000
Exercised	0	0	0	0
Issued	2,980,000	0.06	10.0	0
Canceled	0	0	0	0
Balance at December 31, 2022	4,980,000	0.07	7.1	0
Options exercisable at December 31, 2022	4,480,000	0.07	7.6	0

Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation assumptions

Expected volatility	211%
Expected life	3.4 years
Risk free interest rate	0.31%